DISPOSAL OF SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2017
Disposal of subsidiaries
Equity interest divesture (in percent)	100.00%		100.00%
Gain on disposal	$ 115	¥ 752
Liabilities	$ 139,243		¥ 908,563	¥ 857,203
Ambow Online
Disposal of subsidiaries
Equity interest divesture (in percent)					100.00%